                          Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                           MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) Gold & Natural Resources Fund
                        MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                                MFS(R) Value Fund
                            MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                            MFS(R) World Growth Fund
                         MFS(R) World Total Return Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                            MFS(R) Cash Reserve Fund
                  MFS/Foreign & Colonial International Growth Fund
                            MFS(R) Total Return Fund
             MFS/Foreign & Colonial International Growth and Income Fund
                      Massachusetts Investors Growth Stock Fund
                 MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) Growth Opportunities Fund
                          Massachusetts Investors Trust
                           MFS(R) Emerging Growth Fund
                       MFS(R) Alabama Municipal Bond Fund
                           MFS(R) Capital Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                      MFS(R) California Municipal Bond Fund
                      MFS(R) Gold & Natural Resources Fund
                       MFS(R) Florida Municipal Bond Fund
                           MFS(R) Managed Sectors Fund
                       MFS(R) Georgia Municipal Bond Fund
                                MFS(R) Value Fund
                       MFS(R) Maryland Municipal Bond Fund
                              MFS(R) Utilities Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                            MFS(R) World Equity Fund
                     MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) World Total Return Fund
                       MFS(R) New York Municipal Bond Fund
                                MFS(R) Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                         MFS(R) Government Mortgage Fund
                    MFS(R) South Carolina Municipal Bond Fund
                     MFS(R) Government Limited Maturity Fund
                      MFS(R) Tennessee Municipal Bond Fund
                        MFS(R) Government Securities Fund
                       MFS(R) Virginia Municipal Bond Fund
                             MFS(R) High Income Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Municipal Limited Maturity Fund
                          MFS(R) World Governments Fund
                           MFS(R) Municipal Bond Fund
                            MFS(R) World Growth Fund
                          MFS(R) Municipal Income Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                        MFS(R) Municipal High Income Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus

     During the period from July 1, 1996 through December 31, 1996 (the "Sales Period") (unless extended by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor), MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                  The date of this Supplement is July 1, 1996.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND


                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

               The date of this Supplement is September 15, 1996.

                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) World Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                           MFS(R) Emerging Growth Fund
                MFS/Foreign & Colonial International Growth Fund
                           MFS(R) Capital Growth Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                      MFS(R) Gold & Natural Resources Fund
                  MFS/Foreign & Colonial Emerging Growth Fund
                        MFS (R) Intermediate Income Fund
                       MFS(R) Alabama Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                       MFS(R) Arkansas Municipal Bond Fund
                            MFS(R) Money Market Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                       MFS(R) Florida Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                            MFS(R) Total Return Fund
                       MFS(R) Maryland Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) World Total Return Fund
                     MFS(R) Mississippi Municipal Bond Fund
                              MFS(R) Utilities Fund
                       MFS(R) New York Municipal Bond Fund
                            MFS(R) World Equity Fund
                    MFS(R) North Carolina Municipal Bond Fund
                          MFS(R) World Governments Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                                MFS(R) Value Fund
                    MFS(R) South Carolina Municipal Bond Fund
                          MFS(R) Strategic Income Fund
                      MFS(R) Tennessee Municipal Bond Fund
                        MFS(R) Growth Opportunities Fund
                       MFS(R) Virginia Municipal Bond Fund
                   Massachusetts Investors Growth Stock Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          Massachusetts Investors Trust
                          MFS(R) Municipal Income Fund
                            MFS(R) World Growth Fund
                        MFS(R) Government Securities Fund
                                MFS(R) Bond Fund
                     MFS(R) Government Limited Maturity Fund

                      Supplement to the Current Prospectus


Each Fund has adopted a new market timing policy which will replace, effective January 1, 1997, its current policy as disclosed under the heading "Information Concerning Shares of the Fund - Purchases - General - Right to Reject Purchase Orders/Market Timing" in the Prospectus. The new policy is as follows:

         Right to Reject Purchase Orders/Market Timing: Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

         The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

         As noted above, the Fund and MFD each reserve the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

                The date of this Supplement is January 1, 1997.